9800 Fredericksburg Road San Antonio, Texas 78288	November 23, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	USAA Mutual Funds Trust Post-Effective Amendment No. 134 to Registration Statement on Form N-1A 1933 Act File No. 33-65572 1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 134 (the “Amendment”) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on December 1, 2016, pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to make non-material changes to the USAA Mutual Funds Trust (Aggressive Growth Fund, Growth Fund, Growth and Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund, Intermediate-Term Bond Fund, High Income Fund, Capital Growth Fund, Value Fund, and all relevant share classes). We believe the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions with respect to the enclosed, please call me at (210) 498-4628.

Sincerely,

By: /s/ Daniel Mavico

Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust